VOYA FUNDS TRUST
Voya GNMA Income Fund
Voya High Yield Bond Fund
(each, a “Fund” and together, the “Funds”)
Supplement dated June 25, 2025
to the Funds’ Class A, Class C, Class I, Class R, Class R6, and Class W Shares’
Summary Prospectus and Prospectus,
each dated July 31, 2024, as supplemented
(together the “Prospectuses”)
Effective June 30, 2025: (1) Jeff Dutra, CFA is removed as a portfolio manager for Voya GNMA Income Fund (“GNMA Fund”); and (2) John Zhang, CFA is added as a portfolio manager for GNMA Fund.
Effective June 16, 2025: (1) Principal Investment Strategies and risks for Voya High Yield Bond Fund (“HYB Fund”) are revised to allow HYB Fund to invest in convertible securities; (2) the secondary benchmark for HYB Fund is changed from Bloomberg High Yield Bond – 2% Issuer Constrained Composite Index to the ICE BofA U.S. High Yield Index; (3) Mohamed Basma, CFA and Randall Parrish, CFA are removed as portfolio managers for HYB Fund; and (4) Justin Kass, CFA, David J. Oberto, and Ethan Turner, CFA are added as portfolio managers for HYB Fund.
Effective June 30, 2025, the Prospectus for GNMA Fund is revised as follows:
1.All references to Jeff Dutra, CFA as a portfolio manager for GNMA Fund are deleted in their entirety.
2.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in GNMA Fund’s Summary Section is deleted in its entirety and replaced with the following:
Portfolio Managers
Justin McWhorter, CFA	John Zhang, CFA, FRM
Portfolio Manager (since 05/09)	Portfolio Manager (since 06/25)
Effective immediately, the Prospectus for HYB Fund is revised as follows:
3.All references to Mohamed Basma, CFA and Randall Parrish, CFA as portfolio managers for HYB Fund are deleted in their entirety.
4.The second paragraph in the section of the Prospectus entitled “Principal Investment Strategies” in HYB Fund’s Summary Section is deleted in its entirety and replaced with the following:
High-yield bonds are debt instruments that, at the time of purchase, are not rated by a nationally recognized statistical rating organization (“NRSRO”) or are rated below investment grade (e.g., rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a NRSRO. The Fund defines high-yield bonds to include: bank loans; payment-in-kind securities; fixed and variable floating rate and deferred interest debt obligations; convertible securities; zero- coupon bonds and debt obligations provided they are unrated or rated below investment
1
grade. In evaluating the quality of a particular high-yield bond for investment by the Fund, the sub-adviser (the “Sub-Adviser”) does not rely exclusively on credit ratings assigned by a NRSRO. The Sub-Adviser will utilize a security’s credit rating as simply one indication of an issuer’s creditworthiness and will principally rely upon its own analysis of any security. The Sub-Adviser does not have restrictions on the rating level of the securities held in the Fund and may purchase and hold securities in default. There are no restrictions on the average maturity of the Fund’s portfolio or the maturity of any single investment. Maturities may vary widely depending on the Sub-Adviser’s assessment of interest rate trends and other economic or market factors.
5.The section of the Prospectus entitled “Principal Risks” in HYB Fund’s Summary Section is amended to include the following risk:
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. In addition, because convertible securities react to changes in the value of the underlying stock, they are subject to market risk.
6.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in HYB Fund’s Summary Section is deleted in its entirety and replaced with the following:
Portfolio Managers
Justin Kass, CFA	David J. Oberto
Portfolio Manager (since 06/25)	Portfolio Manager (since 06/25)
Ethan Turner, CFA
Portfolio Manager (since 06/25)
7.The line item with respect to Justin Kass, CFA in the table in the sub-section of the Prospectus entitled “Management of the Funds – Portfolio Management” in deleted in its entirety and replaced with the following:
Portfolio	Sub-	Fund	Recent Professional Experience
Manager	Adviser
Justin	Voya IM	Voya High Yield Bond	Mr. Kass, Senior Managing Director,
Kass,		Fund	Portfolio Manager, is chief investment
CFA		Voya Short Duration	officer, co-head of income and growth at
		High Income Fund	Voya IM. He joined the firm as part of
Voya’s acquisition of Allianz Global
Investors U.S., where he was a portfolio
manager, managing director, CIO, and co-
head of the U.S. income and growth
strategies team with portfolio
management, research and trading
responsibilities for the income and
strategies team. Prior to that at Allianz
Global Investors U.S., Mr. Kass held
portfolio manager responsibilities for the
U.S. convertible strategy and was a lead
portfolio manager for the income and
growth strategy since its inception and
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was also responsible for managing multiple closed- and open- end mutual funds.
8.The table in the sub-section of the Prospectus entitled “Management of the Funds – Portfolio Management” is amended to include the following:
Portfolio	Sub-	Fund	Recent Professional Experience
Manager	Adviser
David J.	Voya IM	Voya High Yield Bond	Mr. Oberto, Portfolio Manager, joined
Oberto		Fund	Voya IM as part of Voya's acquisition of
Allianz Global Investors U.S., where he
was a portfolio manager and director with
portfolio management, research, and
trading responsibilities for the income and
growth strategies team. At Allianz Global
Investors U.S., he served as portfolio
manager for the U.S. High Yield Bond
strategy and was also responsible for
managing multiple closed-end and open-
end mutual funds. Prior to that, Mr. Oberto
was a portfolio administrator, a credit
default swaps account manager and a
trade-closer at Bain Capital.
Ethan	Voya IM	Voya High Yield Bond	Mr. Turner, Portfolio Manager, joined Voya
Turner,		Fund	IM as part of Voya's acquisition of Allianz
CFA			Global Investors U.S., where he was an
analyst and vice president with research
responsibilities for the income and growth
strategies team. Prior to Allianz Global
Investors U.S., he was a trading assistant.
Prior to that, Mr. Turner was a lead analyst
covering the financial sector at Relational
Investors and a financial analyst at
Sunstone Hotel Investors.
John	Voya IM	Voya GNMA Income	Mr. Zhang, Portfolio Manager, joined Voya
Zhang,		Fund	IM in 2022. He is a portfolio manager with
CFA,			the Agency Mortgage-Backed Securities
FRM			team at Voya IM. Prior to joining Voya, he
worked as an analyst at Blackrock, and
later as a portfolio analyst at Invesco.
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VOYA FUNDS TRUST
Voya GNMA Income Fund
Voya High Yield Bond Fund
(each, a “Fund” and together, the “Funds”)
Supplement dated June 25, 2025
to the Funds’ Class A, Class C, Class I, Class R, Class R6, and Class W Shares’
Statement of Additional Information, dated July 31, 2024, as supplemented (the “SAI”)
Effective June 30, 2025: (1) Jeff Dutra, CFA is removed as a portfolio manager for Voya GNMA Income Fund (“GNMA Fund”); and (2) John Zhang, CFA is added as a portfolio manager for GNMA Fund.
Effective June 16, 2025: (1) Principal Investment Strategies and risks for Voya High Yield Bond Fund (“HYB Fund”) are revised to allow HYB Fund to invest in convertible securities; (2) the secondary benchmark for HYB Fund is changed from Bloomberg High Yield Bond – 2% Issuer Constrained Composite Index to the ICE BofA U.S. High Yield Index; (3) Mohamed Basma, CFA and Randall Parrish, CFA are removed as portfolio managers for HYB Fund; and (4) Justin Kass, CFA, David J. Oberto, and Ethan Turner, CFA are added as portfolio managers for HYB Fund.
Effective June 30, 2025, the SAI for GNMA Fund is revised as follows:
1.All references to Jeff Dutra, CFA as a portfolio manager for GNMA Fund are deleted in their entirety.
Effective immediately, the SAI for HYB Fund is revised as follows:
2.All references to Mohamed Basma, CFA and Randall Parrish, CFA as portfolio managers for HYB Fund are deleted in their entirety.
3.The line item with respect to Justin Kass, CFA in the table in the sub-section of the SAI entitled “Sub-Advisers – Portfolio Management – Other Accounts Managed” is deleted in its entirety and replaced with the following.
		Registered Investment		Other Pooled
		Companies		Investment Vehicles		Other Accounts
		Number of	Total Assets	Number	Total Assets	Number	Total Assets
Portfolio		Accounts		of		of
Manager	Fund(s)			Accounts		Accounts
Justin	Voya High Yield	11	$9,782,814,131	43	$56,585,377,874	12	$1,677,184,413
Kass,	Bond Fund
CFA2	Voya Short
Duration High
Income Fund
2As of March 31, 2025.
4.The table in the sub-section of the SAI entitled “Sub-Advisers – Portfolio Management – Other Accounts Managed” is amended to include the following:
1
		Registered Investment		Other Pooled
		Companies		Investment Vehicles		Other Accounts
		Number of	Total Assets	Number	Total Assets	Number	Total Assets
Portfolio		Accounts		of		of
Manager	Fund(s)			Accounts		Accounts
David J.	Voya High Yield	9	$8,853,252,084	47	$56,171,396,699	6	$1,177,741,984
Oberto2	Bond Fund
Ethan	Voya High Yield	10	$9,516,147,817	40	$54,420,949,069	6	$1,177,741,984
Turner,	Bond Fund
CFA2
John	Voya GNMA	0	$0	0	$0	0	$0
Zhang,	Income Fund
CFA,
FRM2
2 As	of March 31, 2025.
5. The line items with respect to the Funds in the table in the sub-section of the SAI entitled
“Sub-Advisers – Portfolio Management – Compensation – Voya IM” are deleted in their entirety and replaced with the following:

Fund			Portfolio Manager			Benchmark
Voya GNMA Income Fund		Justin McWhorter, CFA and John				Bloomberg GNMA Index
Zhang, CFA, FRM
Voya High Yield Bond		Justin Kass, CFA; David J. Oberto;				ICE BofA U.S. High Yield
Fund		and Ethan Turner, CFA			Index
6. The table in the sub-section of the SAI entitled “Sub-Advisers – Portfolio Management –
Ownership of Securities” is amended to include the following:

Portfolio		Investment	Fund(s) Managed by the Portfolio			Dollar Range
Manager		Adviser or		Manager		of Fund
		Sub-				Shares
		Adviser				Owned
Justin Kass,		Voya IM	Voya High Yield Bond Fund			$100,001-
CFA11						$500,00
David J.		Voya IM	Voya High Yield Bond Fund			$50,001-
Oberto11						$100,000
Ethan Turner,		Voya IM	Voya High Yield Bond Fund			None
CFA11
John Zhang,		Voya IM	Voya GNMA Income Fund			None
CFA, FRM11
11As of March 31, 2025.
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